Total
Conestoga SMid Cap Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga SMid Cap Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)*

* The expense information in this table has been restated to reflect current fees.
Example

This Example is intended to help you compare the cost of investing in the Conestoga SMid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be: